Offerings	Aug. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.4867
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	125.01
Maximum Aggregate Offering Price	$ 312,525,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 47,847.58
Offering Note	(1) The Registrant is hereby registering for resale from time to time by selling stockholders of up to an aggregate of 2,522,078 shares of the Registrant's common stock. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional number of shares of common stock that may be issued as a result of stock splits, stock dividends or similar transactions. (2) The registration fee is calculated in accordance with Rule 457(a) under the Securities Act, based on the average high and low prices per share of the common stock as reported on the New York Stock Exchange on August 20, 2025.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.4867
Amount Registered | shares	22,078
Maximum Aggregate Offering Price	$ 2,452,976.19
Carry Forward Form Type	S-3
Carry Forward File Number	333-274203
Carry Forward Initial Effective Date	Aug. 25, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 270.32
Offering Note	(1) The Registrant is hereby registering for resale from time to time by selling stockholders of up to an aggregate of 2,522,078 shares of the Registrant's common stock. Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers such additional number of shares of common stock that may be issued as a result of stock splits, stock dividends or similar transactions. (3) Pursuant to Rule 415(a)(6) under the Securities Act, 22,078 shares registered hereunder are unsold securities previously registered on Registration Statement No. 333-274203 filed on August 25, 2023 (the "Prior Registration Statement"). Pursuant to Rule 415(a)(6) under the Securities Act, the $270.32 filing fee previously paid in connection with such unsold securities will continue to be applied to such unsold securities. As a result, the offer of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. (4) The registration fee is calculated in accordance with Rule 457(a) under the Securities Act, based on the average high and low prices per share of the common stock as reported on the New York Stock Exchange on August 22, 2023.